Description of the Plan (Details) - SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)	12 Months Ended		24 Months Ended
	Dec. 31, 2025 USD ($) D	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Description of the Plan
Minimum service period for Plan eligibility	1 month
Minimum annual contribution by participant, percentage	1.00%
Maximum annual contribution by participant, percentage	95.00%
Automatic deferral rate, percentage	2.00%
Percentage of matching contribution	100.00%
Percentage of matching contribution for employee earnings	5.00%
Discretionary profit sharing approved			$ 0
Additional vesting percentage	20.00%
Minimum loans	$ 1,000		1,000
Maximum loans	$ 50,000		$ 50,000
Percentage of maximum vested accounted balances for loans	50.00%		50.00%
Term of loan for primary residence	30 years
Term of loan for other purposes	5 years
Interest rate of loan (in percent)	0.25%
Maximum periodic installment period	10 years
Minimum number of days of written election | D	30
Forfeited nonvested accounts	$ 66,081	$ 134,665	$ 66,081
Amount of contributions reduced from forfeited nonvested accounts	$ 185,949	$ 164,340
Common Stock
Description of the Plan
Investments percentage	20.00%		20.00%
Incremental investments percentage	1.00%
Till two years of service
Description of the Plan
Vesting percentage	20.00%
Service period for beginning of vesting of employer contribution	2 years
Till 6 years of service and after
Description of the Plan
Vesting percentage	100.00%
Service period for full vest on employer contribution	6 years